Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ 2,980,041	$ 12,269,092	$ 15,229,329	$ (17,279,776)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(56,183)	(3,757)	(7,577)	(1,204)
Change in fair value of warrant liabilities	(4,197,000)	(12,562,500)	(15,903,000)	17,100,000
Change in fair value of convertible promissory note	600
Transaction costs allocable to the warrant liabilities				112,550
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(30,464)	5,022	43,482	(51,815)
Accounts payable and accrued expenses	808,994	29,440	134,927	4,550
Net cash used in operating activities	(494,012)	(262,703)	(502,839)	(115,695)
Cash Flows from Investing Activities:
Investment of cash in Trust Account				(75,750,000)
Investment of cash into Trust Account	(200,001)
Cash withdrawn from Trust Account in connection with redemption	43,025,883
Net cash provided by investing activities	42,825,882			(75,750,000)
Cash Flows from Financing Activities:
Proceeds from promissory note – related party				42,186
Proceeds from sale of ordinary shares, net of underwriting discounts paid				73,500,000
Proceeds from sale of Private Warrants				3,750,000
Payment of offering costs				(324,982)
Repayment of promissory note – related party				(194,830)
Advances from related party	200,001
Proceeds from convertible promissory note	173,820
Redemption of ordinary shares	(43,025,883)
Net cash provided by financing activities	(42,652,062)			76,772,374
Net Change in Cash	(320,192)	(262,703)	(502,839)	906,679
Cash – Beginning	404,345	907,184	907,184	505
Cash – Ending	84,153	644,481	404,345	907,184
Non-cash Investing and Financing Activities:
Change in value of ordinary shares subject to redemption	$ 256,184	$ 4,961	7,577	1,204
Deferred underwriting fees payable				$ 2,250,000